Business Combination (Details) - Schedule of fair value of the identifiable assets acquired and liabilities - Dec. 31, 2022	CNY (¥)	USD ($)
Schedule of Fair Value of The Identifiable Assets Acquired and Liabilities [Abstract]
Cash	¥ 161,638	$ 25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration